Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AB CAP FUND, INC.
Prospectus Date	rr_ProspectusDate	Aug. 23, 2021
Document Creation Date	dei_DocumentCreationDate	Aug. 23, 2021